Basic and Diluted Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Basic and Diluted Loss Per Share	Basic and Diluted Loss Per Share
As discussed in Note 3, the shares and corresponding capital amounts and earnings per share available for common stockholders, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio established in the Merger. As a result of the Merger, the Company has retrospectively adjusted the weighted-average number of shares of common stock outstanding prior to June 18, 2021 by multiplying them by the exchange ratio of 66,637 used to determine the number of shares of Class A common stock into which they converted.
Basic net loss per share is calculated by dividing net loss by the weighted average number of shares of Class A common stock outstanding during the period, and excludes any dilutive effects of employee stock-based awards. Diluted net loss per share is computed giving effect to all potentially dilutive shares of Class A common stock, including Class A common stock issuable upon vesting of stock-based payment awards and contingent earnout shares. Basic and diluted loss per share was the same for each period presented as the inclusion of all potential Class A common stock outstanding would have been antidilutive.
The computation of loss per share and weighted average shares of the Company’s common stock outstanding for the years ended December 31, 2021, 2020, and 2019 are as follows (in thousands, except per share data):

	Years Ended December 31,
	2021	2020	2019
Numerator:
Loss attributable to common stockholders—basic and diluted	$(103,194)	$(4,645)	$(6,913)
Denominator:
Weighted average shares outstanding—basic and diluted	79,964	66,637	66,637
Loss per share:
Basic and diluted	$(1.29)	$(0.07)	$(0.10)
The following outstanding common stock equivalents were either considered antidilutive or were contingently issuable upon the resolution of their contingencies, and therefore, excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented (in thousands):

	Years Ended December 31,
	2021	2020	2019
Earn-Out Shares	5,000	—	—
Lock-Up Shares	2,544	—	—
Finders Agreement Shares (1)	1,644	—	—
Warrants to purchase common stock	13,333	—	—
RSUs	4,981	—	—
PSUs	1,612	—	—

Total	29,114	—	—

(1)
Represents 1,643,750 Class A common stock to be issued only if the price of Class A common stock trading on Nasdaq exceeds certain thresholds during the seven-year period beginning June 18, 2021 through June 18, 2028, pursuant to the terms of the Finders Agreement. No contingent consideration shares were issued during the year ended December 31, 2021.